File Nos.   333-06709
                                                                811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No.    5                             (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No.    51                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Michael  T.  Westermeyer
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date)  pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Profile


Item 4.   Condensed Financial Information. . . . . . .   Appendix-Condensed
                                                         Financial Information


Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Valuemark IV
                                                         Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                               Location
--------                                               --------------------

          PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                 PART A



            THE FRANKLIN(R) VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-------------------------------------------------------------------------------
This prospectus describes the Franklin Valuemark IV Variable Annuity Contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account and some of the Variable Options may not be available in your state.


Variable options:


AIM VARIABLE INSURANCE FUNDS, INC:
Portfolio Seeking Capital Growth
AIM VI Growth Fund

THE ALGER AMERICAN FUND:
Portfolios Seeking Capital Growth
Alger American Growth Fund
Alger American Leveraged AllCap Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Preservation and Income
Franklin Money Market Fund

Portfolios Seeking Income
Franklin High Income Fund
Franklin U.S. Government Securities Fund
Franklin Zero Coupon Funds - 2000, 2005 and 2010
Templeton Global Income Securities Fund

Portfolios Seeking Growth And Income
Franklin Global Utilities  Securities Fund*
Franklin Growth and Income Fund
Franklin Income  Securities Fund
Franklin Mutual Shares  Securities  Fund
Franklin Real Estate  Securities  Fund
Franklin  Rising Dividends Fund
Franklin Value  Securities Fund
Templeton Global Asset Allocation Fund

Portfolios Seeking Capital Growth
Franklin  Capital  Growth  Fund
Franklin  Global  Health Care  Securities  Fund
Franklin Mutual Discovery  Securities Fund
Franklin Natural Resources Securities
Fund Franklin S&P 500 Index Fund
Franklin  Small Cap Fund
Templeton  Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton  International Equity Fund
Templeton  International  Smaller  Companies Fund
Templeton  Pacific Growth Fund

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Growth
USAllianz VIP Growth

Portfolios Seeking Growth and Income
USAllianz VIP Diversified Assets Fund
USAllianz VIP Intermediate Fixed Income Fund

*Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications Securities Fund.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark IV Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated October 25, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page ___ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 342-3863 or write us at:
1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


The Franklin Valuemark IV Variable Annuity Contracts:

o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

In the state of Oregon, all references to Franklin Valuemark IV refer to Valuemark IV.


Dated: October 25, 1999

TABLE OF CONTENTS


Index of Terms                                      3


Summary                                            __


Fee Table                                           4

1. The Franklin Valuemark IV
Variable Annuity Contract                           8
    Contract Owner                                  8
    Joint Owner                                     8
    Annuitant                                       8
    Beneficiary                                     8
    Assignment                                      8

2. Annuity Payments (The Payout Phase)              9
    Annuity Options                                 9

3. Purchase                                        10
    Purchase Payments                              10
    Automatic Investment Plan                      10
    Allocation of Purchase Payments                10
    Free Look                                      10
    Accumulation Units                             10

4. Investment Options                              11
    Transfers                                      12
    Dollar Cost Averaging Program                  12
    Flexible Rebalancing                           13
    Voting Privileges                              13
    Substitution                                   13

5. Expenses                                        13
    Insurance Charges                              13
     Mortality and Expense Risk Charge             13
     Administrative Charge                         13
    Contract Maintenance Charge                    14
    Contingent Deferred Sales Charge               14
     Waiver of Contingent Deferred
  Sales Charge Benefits                            14
 Reduction or Elimination of the
 Contingent Deferred Sales Charge                  15
    Transfer Fee                                   15
    Premium Taxes                                  15
    Income Taxes                                   15
    Portfolio Expenses                             15

6. Taxes                                           15
    Annuity Contracts in General                   15
    Qualified and Non-Qualified Contracts          16
    Multiple Contracts                             16
    Withdrawals - Non-Qualified Contracts          16
    Withdrawals - Qualified Contracts              16
    Withdrawals - Tax-Sheltered Annuities          16
    Diversification                                16

7. Access to Your Money                            17
    Systematic Withdrawal Program                  17
    Minimum Distribution Program                   17
    Suspension of Payments or Transfers            17

8. Performance                                     18

9. Death Benefit                                   18
    Upon Your Death                                18
    Death of Annuitant                             20

10. Other Information                              20
    Allianz Life                                   20
    Year 2000                                      20
    The Separate Account                           20
    Distribution                                   20
    Administration                                 21
    Financial Statements                           21

Table of Contents of the
Statement of Additional Information                21

Appendix                                           22

INDEX OF TERMS
---------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                    Page

Accumulation Phase                                     8

Accumulation Unit                                     10

Annuitant                                              8

Annuity Options                                        9

Annuity Payments                                       9

Annuity Unit                                          11

Beneficiary                                            8

Contract                                               8

Contract Owner                                         8

Fixed Account                                          8

                                                    Page

Income Date                                            9

Joint Owner                                            8

Non-Qualified .                                       16

Payout Phase                                           8

Portfolios                                            11

Purchase Payment                                      10

Qualified                                             16

Tax Deferral                                           8

Variable Option                                        8

Summary
---------------------------------------------------------------------------



The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

The Variable Annuity Contract: The annuity contract offered by Allianz Life provides a means for investing on a tax-deferred basis in Variable Options and the Allianz Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides two death benefit options.

Annuity Payments: If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose tohave any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

Purchase: You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

Investment Options: You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

Expenses: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $50,000.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Allianz Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily investment charges which range, on an annual basis, from 0.49% to 1.41% of the average daily value of the Portfolio, depending upon the Portfolio.

Taxes: Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

Access to Your Money: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

Death Benefit: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select Death Benefit Option 1 or Death Benefit Option 2.

Free-Look: You can cancel the Contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

FEE TABLE
-------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

Contract Owner Transaction Fees

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)

                     Years Since
                  Purchase Payment Charge
                           0-1         6%
                           1-2         6%
                           2-3         6%
                           3-4         5%
                           4-5         4%
                           5-6         3%
                           6-7         2%
                           7 +         0%

Transfer                                            Fee First 12  transfers in a
                                                    Contract   year  are   free.
                                                    Thereafter,  the  fee is $25
                                                    (or   2%   of   the   amount
                                                    transferred,    if    less).
                                                    Dollar    Cost     Averaging
                                                    transfers    and    Flexible
                                                    Rebalancing   transfers  are
                                                    not counted.

Contract Maintenance Charge**                       $30 per Contract per year


Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge***                1.34%

Administrative Charge                               0.15%
                                                  ----------

Total Separate Account Annual Expenses              1.49%

*Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - "Access to Your Money" for additional options.

**During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Franklin Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

***The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.

Fund ANNUAL EXPENSES
(as a percentage of the fund's average net assets)

See the accompanying fund prospectuses for more information.

                                                          Management
                                                         and Portfolio        12b-1                           Total Annual
                                                     Administration Fees1     Fees        Other Expenses        Expenses
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund.......................................  .64%              --              .08%               .72%
Alger American Growth Fund.................................  .75%              --              .04%               .79%
Alger American Leveraged AllCap Fund.......................  .85%              --              .11%2              .96%
Franklin Capital Growth Fund ............................... .75%              --              .02%               .77%
Franklin Global Health Care Securities Fund3................ .75%              --              .09%               .84%
Franklin Global Utilities Securities Fund4 ................. .47%              --              .03%               .50%
Franklin Growth and Income Fund ............................ .47%              --              .02%               .49%
Franklin High Income Fund .................................. .50%              --              .03%               .53%
Franklin Income Securities Fund ............................ .47%              --              .02%               .49%
Franklin Money Market Fund ................................. .51%              --              .02%               .53%
Franklin Mutual Discovery Securities Fund .................. .95%              --              .05%              1.00%
Franklin Mutual Shares Securities Fund ..................... .74%              --              .03%               .77%
Franklin Natural Resources Securities Fund.................. .62%              --              .02%               .64%
Franklin Real Estate Securities Fund ....................... .52%              --              .02%               .54%
Franklin Rising Dividends Fund ............................. .70%              --              .02%               .72%
Franklin S&P 500 Index Fund5..................................                 --
Franklin Small Cap Fund .................................... .75%              --              .02%               .77%
Franklin U.S. Government Securities Fund ................... .48%              --              .02%               .50%
Franklin Value Securities Fund3 ............................ .75%              --              .08%               .83%
Franklin Zero Coupon Fund - 2000 ........................... .63%              --              .03%               .66%
Franklin Zero Coupon Fund - 2005 ........................... .63%              --              .03%               .66%
Franklin Zero Coupon Fund - 2010 ........................... .62%              --              .04%               .66%
Templeton Developing Markets Equity Fund ...................1.25%              --              .16%              1.41%
Templeton Global Asset Allocation Fund ..................... .80%              --              .04%               .84%
Templeton Global Growth Fund ............................... .83%              --              .05%               .88%
Templeton Global Income Securities Fund ...................  .57%              --              .06%               .63%
Templeton International Equity Fund ........................ .80%              --              .08%               .88%
Templeton International Smaller Companies Fund .............1.00%              --              .10%              1.10%
Templeton Pacific Growth Fund .............................. .99%              --              .11%              1.10%
USAllianz VIP Growth Fund5....................................
USAllianz VIP Diversified Assets Fund5........................
USAllianz VIP Imtermediate Fixed Income Fund5.................

1.The Portfolio  Administration  Fee is a direct expense for the Franklin Global Health Care Securities  Fund, the Franklin Mutual
Discovery  Securities Fund, the Franklin Mutual Shares  Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton
International Smaller Companies Fund, and the Franklin Value Securities Fund. Other Portfolios pay for similar services indirectly through the Management  Fee. See the Franklin  Templeton  Variable  Insurance  Products Trust  prospectus for further  information regarding these fees.

2. Other expenses for the Alger American Leveraged All Cap Fund include 0.03% of interest expense.

3. The Franklin Global Health Care Securities  Fund and the Franklin Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999.

4. Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications
Securities Fund.

5.The Franklin S&P 500 Index Fund, the US Allianz VIP Growth Fund, the US Allianz VIP Diversified  Assets Fund, and the US Allianz
VIP  Intermediate  Fixed Income Fund commenced  operations on October 25, 1999. The expenses shown above for these  portfolios are therefore estimated for 1999.

EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see Section 5 - "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                        1 Year           3 Years           5 Years         10 Years
                                                        -----------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund.......................................
Alger American Growth Fund.................................
Alger American Leveraged All Cap Fund......................
Franklin Capital Growth Fund .............................$84             $125              $160             $270
Franklin Global Health Care Securities Fund*..............$85             $127              $164             $277
Franklin Global Utilities Securities Fund ................$81             $116              $146             $242
Franklin Growth and Income Fund ..........................$81             $116              $146             $241
Franklin High Income Fund ................................$82             $117              $148             $245
Franklin Income Securities Fund ..........................$81             $116              $146             $241
Franklin Money Market Fund ...............................$82             $117              $148             $245
Franklin Mutual Discovery Securities Fund ................$86             $132              $172             $293
Franklin Mutual Shares Securities Fund ...................$84             $125              $160             $270
Franklin Natural Resources Securities Fund................$83             $121              $153             $256
Franklin Real Estate Securities Fund .....................$82             $118              $148             $246
Franklin Rising Dividends Fund ...........................$83             $123              $157             $264
Franklin S&P 500 Index Fund*...............................
Franklin Small Cap Fund ..................................$84             $125              $160             $270
Franklin U.S. Government Securities Fund .................$81             $116              $146             $242
Franklin Value Securities Fund* ..........................$85             $126              $163             $276
Franklin Zero Coupon Fund - 2000 .........................$83             $121              $154             $258
Franklin Zero Coupon Fund - 2005 .........................$83             $121              $154             $258
Franklin Zero Coupon Fund - 2010 .........................$83             $121              $154             $258
Templeton Developing Markets Equity Fund .................$90             $144              $192             $332
Templeton Global Asset Allocation Fund ...................$85             $127              $164             $277
Templeton Global Growth Fund .............................$85             $128              $166             $281
Templeton Global Income Securities Fund ..................$83             $120              $153             $255
Templeton International Equity Fund ......................$85             $128              $166             $281
Templeton International Smaller Companies Fund ...........$87             $135              $177             $302
Templeton Pacific Growth Fund ............................$87             $135              $177             $302
USAllianz VIP Diversified Assets Fund*.....................
USAllianz VIP Growth Fund*.................................
USAllianz VIP Intermediate Fixed Income Fund*..............

*Estimated

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option:

                                                        1 Year           3 Years           5 Years         10 Years
                                                        -----------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund.......................................
Alger American Growth Fund.................................
Alger American Leveraged All Cap...........................
Franklin Capital Growth Fund .............................$24              $74              $126             $270
Franklin Global Health Care Securities Fund*..............$25              $76              $130             $277
Franklin Global Utilities Securities Fund ................$21              $65              $112             $242
Franklin Growth and Income Fund ..........................$21              $65              $112             $241
Franklin High Income Fund ................................$22              $66              $114             $245
Franklin Income Securities Fund ..........................$21              $65              $112             $241
Franklin Money Market Fund ...............................$22              $66              $114             $245
Franklin Mutual Discovery Securities Fund ................$26              $81              $138             $293
Franklin Mutual Shares Securities Fund ...................$24              $74              $126             $270
Franklin Natural Resources Securities Fund ...............$23              $70              $119             $256
Franklin Real Estate Securities Fund .....................$22              $67              $114             $246
Franklin Rising Dividends Fund ...........................$23              $72              $123             $264
Franklin Small Cap Fund ..................................$24              $74              $126             $270
Franklin S&P 500 Index Fund*...............................
Franklin U.S. Government Securities Fund .................$21              $65              $112             $242
Franklin Value Securities Fund* ..........................$25              $75              $129             $276
Franklin Zero Coupon Fund - 2000 .........................$23              $70              $120             $258
Franklin Zero Coupon Fund - 2005 .........................$23              $70              $120             $258
Franklin Zero Coupon Fund - 2010 .........................$23              $70              $120             $258
Templeton Developing Markets Equity Fund .................$30              $93              $158             $332
Templeton Global Asset Allocation Fund ...................$25              $76              $130             $277
Templeton Global Growth Fund .............................$25              $77              $132             $281
Templeton Global Income Securities Fund...................$23              $69              $119             $255
Templeton International Equity Fund ......................$25              $77              $132             $281
Templeton International Smaller Companies Fund ...........$27              $84              $143             $302
Templeton Pacific Growth Fund ............................$27              $84              $143             $302
USAllianz VIP Diversified Assets Fund*.....................
USAllianz VIP Growth Fund*.................................
USAllianz VIP Imtermediate Fixed Income Fund*..............

*Estimated

See the Appendix for Accumulation Unit Values - Condensed Financial Information.

1. THE FRANKLIN VALUEMARK IV VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Allianz Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

Contract Owner

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania, Oregon and New Jersey). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

Annuitant

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment

You can transfer ownership (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2. ANNUITY PAYMENTS (THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the Annuitant's 85th birthday or 10 years (5 years in Pennsylvania) from the date the Contract was issued, whichever is later. This limitation may not apply when the Contract is issued to a charitable remainder trust. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
--------------------------------------------------------------------------------


Purchase Payments

A Purchase Payment is the money you invest in the Contract. The minimum payment Allianz Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other Qualified plan, the minimum amount we will accept is $2,000. The maximum amount we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Allianz Life may, at its sole discretion, waive the minimum payment requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

Allocation of Purchase Payments


When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the Variable Options listed in Section 4 and the Allianz Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Free Look


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.


Accumulation Units

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

Example:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------



The Contract offers Variable Options, which invest in Portfolios of AIM Variable Insurance Funds Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing.

AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust and USAllianz Variable Insurance Products Trust are the mutual funds underlying your Contract. Each Portfolio has its own investment objective.

The Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Contract.

Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc. , Allianz of America, Inc. , Fred Alger Management, Inc. , Franklin Advisers, Inc. , Franklin Advisory Services, LLC , Franklin Mutual Advisers, LLC , Templeton Asset Management Ltd. , Templeton Global Advisors Limited , and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

The following is a list of the Portfolios available under the Contract:

                                                                  Investment
Available Portfolios                                               Advisers
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC:
Portfolio Seeking Capital Growth
AIM VI Growth Fund                                        AIM Advisors, Inc.

THE ALGER AMERICAN FUND:
Portfolios Seeking Capital Growth
Alger American Growth Fund                                Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                      Fred Alger Management, Inc.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:
Portfolio Seeking Capital Preservation and Income
Franklin Money Market Fund                                Franklin Advisers, Inc.

Portfolios Seeking Income
Franklin High Income Fund                                 Franklin Advisers, Inc.
Franklin U.S. Government Securities Fund                  Franklin Advisers, Inc.
Franklin Zero Coupon Funds - 2000, 2005 and 2010          Franklin Advisers, Inc.
Templeton Global Income Securities Fund                   Franklin Advisers, Inc.

Portfolios Seeking Growth And Income
Franklin Global Utilities Securities Fund*                Franklin Advisers, Inc.
Franklin Growth and Income Fund                           Franklin Advisers, Inc.
Franklin Income Securities Fund                           Franklin Advisers, Inc.
Franklin Mutual Shares Securities Fund                    Franklin Mutual Advisers, LLC
Franklin Real Estate Securities Fund                      Franklin Advisers, Inc.
Franklin Rising Dividends Fund                            Franklin Advisory Services, LLC
Franklin Value Securities Fund                            Franklin Advisory Services, LLC
Templeton Global Asset Allocation Fund                    Templeton Global Advisors Limited

Portfolios Seeking Capital Growth
Franklin Capital Growth Fund                              Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund               Franklin Advisers, Inc.
Franklin Mutual Discovery Securities Fund                 Franklin Mutual Advisers, LLC
Franklin Natural Resources Securities Fund                Franklin Advisers, Inc.
Franklin S&P 500 Index Fund                               Franklin Advisers, Inc.
Franklin Small Cap Fund                                   Franklin Advisers, Inc.
Templeton Developing Markets Equity Fund                  Templeton Asset Management Ltd.
Templeton Global Growth Fund                              Templeton Global Advisors Limited
Templeton International Equity Fund                       Franklin Advisers, Inc.
Templeton International Smaller Companies Fund            Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                             Franklin Advisers, Inc.

USALLIANZ VARIABLE
INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Growth
USAllianz VIP Growth                                      Allianz of America, Inc.

Portfolios Seeking Growth and Income
USAllianz VIP Diversified Assets Fund                     Allianz of America, Inc.
USAllianz VIP Intermediate Fixed Income Fund              Allianz of America, Inc.

*Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications Securities Fund.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

Transfers

You can transfer money among the Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Variable Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Allianz Life has reserved the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for new Contracts and additional Purchase Payments to new and existing Contracts. You may choose to dollar cost average over a 6 month or 12 month period. You will receive a special fixed rate guaranteed for one year by Allianz Life. Dollar cost averaging will take place over six or twelve months from the DCA fixed account into the target Portfolio of your choice. The required minimum investment is $6,000. The Dollar Cost Averaging Fixed Option may not be available in your state.


The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

(1) the number of desired transfers have been made;

(2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

(4) the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

Flexible Rebalancing

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

Voting Privileges


Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


5. EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative charge.

Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Allianz Life does not pay a death benefit if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Contract Maintenance Charge

Every year, at each Contract anniversary, Allianz Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. (In South Carolina, if your Contract is in force on the 20th Contract anniversary, we will waive the contract maintenance charge that is to be deducted after the 20th Contract anniversary.) This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Franklin Valuemark IV Contract, Allianz Life will determine the total value of all your Franklin Valuemark IV Contracts. If the total value of all Franklin Valuemark IV Contracts registered under the same social security number is at least $50,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

Contingent Deferred Sales Charge

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:

                                    Contingent deferred
                                    sales charge
         Years since                (as a percentage
         Purchase Payment          of Purchase Payments)

                   0-1              6%
                   1-2              6%
                   2-3              6%
                   3-4              5%
                   4-5              4%
                   5-6              3%
                   6-7              2%
                   7+               0%

However, after Allianz Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

In the state of Washington, the contingent deferred sales charge will be waived beginning with the later of the first Contract anniversary after your attaining age 70 or the 10th Contract anniversary.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple withdrawals up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. (This amount may be increased when the Contract is issued to a charitable remainder trust.) If you make a withdrawal of more than the free amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See Section 7 - "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Waiver of Contingent Deferred Sales Charge Benefits
Under certain circumstances, after the first year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1) if you become confined to a nursing home;

2) if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3) if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 15% free withdrawal amount in the same Contract year.

These benefits vary from state to state or may not be available in your state. (Check with your registered representative.)

Reduction or Elimination of the Contingent Deferred Sales Charge
Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

Income Taxes

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

Portfolio Expenses


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.



6. TAXES
-------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1) paid on or after the taxpayer reaches age 591/2;

(2) paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5) paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

(1) reaches age 591/2;

(2) leaves his/her job;

(3) dies;

(4) becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

(1) by making a withdrawal (either a partial or a total withdrawal);

(2) by receiving Annuity Payments; or

(3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 - "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Allianz Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $2,000.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - "Taxes" and the discussion in the SAI.

Systematic Withdrawal Program

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract. This is determined on the last business day prior to the day your request is received. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 - "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Minimum Distribution Program

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

Suspension of Payments or Transfers

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the
Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the accompanying fund prospectuses for more information.


Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts have been available only since February 3, 1997. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI. There is performance shown which is based on the historical performance of the
Portfolios, modified to reflect the current charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The information is based upon the historical experience of the Portfolios and does not represent past performance or predict future performance.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


9. DEATH BENEFIT

Upon Your Death


If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. If you purchase the Contract on or after July 6, 1999, you may choose Death Benefit Option 1 or Death Benefit Option 2 below at the time of application. The selection of either Death Benefit Option 1 or Death Benefit Option 2 will not result in any additional Contract expenses. Once you make the selection, you may not change it. If you purchased the Contract before July 6, 1999, Death Benefit Option 2 is not available.


I. Contracts That Receive An Enhanced Death Benefit Endorsement

   Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement for Death Benefit Option 1 or Death Benefit Option 2. For these Contracts, the death benefit options are:

   Death Benefit Option 1

   The death benefit will be the greater of (1) or (2) below:

   1) The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

   2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day you die.

       A. During the first year of all such Contracts and if you are age 81 or older (76 or older for deaths occurring in Washington, or in most other states before 11/1/98) at the time of purchase, the following guaranteed minimum death benefit will apply:

          o payments you have made,

          o less any money you have taken out,

          o less any applicable charges paid on money taken out,

          o less any premium taxes owed.


       B. After the first Contract year, for Contracts issued before your 81st birthday (76th birthday for deaths occurring in Washington or before 11/1/98), and until you reach age 81 (age 76 for deaths occurring before 11/1/98), the greater of (a) or (b) below will be your guaranteed minimum death benefit:


           a) 5% Increase

             o payments you have made,

             o less any money you have taken out,

             o less any applicable charges paid on money taken out,

             o plus 5% on each Contract anniversary,

             o less any premium taxes owed.

           b) Highest 6th Year Contract Value

             o highest Contract value on any six year Contract anniversary,

             o plus any payments made since that Contract anniversary,

             o less any money you have taken out since that anniversary,

             o less any applicable charges paid on money taken out since that anniversary,

             o less any premium taxes owed.


       C. After your 81st birthday (76th birthday for deaths occurring in Washington or before 11/1/98), the following guaranteed minimum death benefit will apply:

          o your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday (76th birthday for deaths occurring in Washington or before 11/1/98),


          o plus any payments you have made since then,

          o less any money you have taken out since then,

          o less any applicable charges paid on money taken out since then,

          o less any premium taxes owed.

   Death Benefit Option 2

   The death benefit will be the greater of:

   1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center; or

   2) (if applicable) the guaranteed minimum death benefit, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center.

   The guaranteed minimum death benefit is the greater of:

   o payments you have made, less any money you have taken out and any charges paid on the money you have taken out.

   o the greatest "anniversary value". The "anniversary value" is the value of the Contract on a Contract anniversary, increased by payments you have made since that anniversary and decreased by any money you have taken out and any charges paid on the money you have taken out since that anniversary. Allianz Life will not take into consideration any Contract anniversaries which occur on or after your 81st birthday or date of death in determining this benefit.

   In certain states, the above death benefit may not be available. Check your Contract and Endorsement for your applicable death benefit.

II. Contracts That Do Not Receive An Enhanced Death Benefit Endorsement

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

   the current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

III. Additional Provisions

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Joint Owners must be spouses (except in Pennsylvania, Oregon and New Jersey).

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

Death of Annuitant

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
-------------------------------------------------------------------------------


Allianz Life

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

Year 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

The Separate Account

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

Distribution


NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.5% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 7.5% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.


Administration

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

Financial statements

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


Insurance Company                                      2

Experts                                                2

Legal Opinions                                         2

Distributor                                            2

Reduction or Elimination of the
 Contingent Deferred Sales Charge                      2

Calculation of Performance Data                        2

Federal Tax Status                                     4

Annuity Provisions                                     9

Mortality and Expense Risk Guarantee                  10

Financial Statements                                  10


APPENDIX
------------------------------------------------------------------------------

Condensed Financial Information

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.


(Number of units in thousands)
                                                                                   Period from
                                                  Period        Year or Period      Inception
                                                   Ended             Ended         (2/3/97) to
Sub-Accounts:                                  June 30, 1999     Dec. 31, 1998    Dec. 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth
Unit value at beginning of period                              $13.110           $11.247
Unit value at end of period                                     $15.537          $13.110
Number of units outstanding at end of period                      4,502            1,957
Franklin Global Health Care Securities*
Unit value at beginning of period                               $10.000               NA
Unit value at end of period                                    $10.604                NA
Number of units outstanding at end of period                        224               NA
Franklin Global Utilities Securities
Unit value at beginning of period                               $25.635          $20.526
Unit value at end of period                                     $28.082          $25.635
Number of units outstanding at end of period                      1,006              310
Franklin Growth and Income
Unit value at beginning of period                               $24.354          $19.351
Unit value at end of period                                     $25.993          $24.354
Number of units outstanding at end of period                      5,185            2,376
Franklin High Income
Unit value at beginning of period                               $21.141          $19.237
Unit value at end of period                                     $21.020          $21.141
Number of units outstanding at end of period                      4,191            2,202
Franklin Income Securities
Unit value at beginning of period                               $24.864          $21.554
Unit value at end of period                                     $24.898          $24.864
Number of units outstanding at end of period                      4,239            2,094
Franklin Money Market
Unit value at beginning of period                               $13.756          $13.266
Unit value at end of period                                     $14.260          $13.756
Number of units outstanding at end of period                      4,342            3,214
Franklin Mutual Discovery Securities
Unit value at beginning of period                               $11.971          $10.179
Unit value at end of period                                      11.205          $11.971
Number of units outstanding at end of period                      8,822            5,461
Franklin Mutual Shares Securities
Unit value at beginning of period                               $11.981          $10.329
Unit value at end of period                                     $11.814          $11.981
Number of units outstanding at end of period                     19,834           11,394
(Number of units in thousands)

                                                                  Period from
                                                  Period        Year or Period      Inception
                                                   Ended             Ended         (2/3/97) to
Sub-Accounts:                                  June 30, 1999     Dec. 31, 1998    Dec. 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Franklin Natural Resources Securities
Unit value at beginning of period                               $11.466          $14.364
Unit value at end of period                                      $8.430          $11.466
Number of units outstanding at end of period                        514              304
Franklin Real Estate Securities
Unit value at beginning of period                               $27.944          $23.499
Unit value at end of period                                     $22.901          $27.944
Number of units outstanding at end of period                      1,823            1,217
Franklin Rising Dividends
Unit value at beginning of period                               $19.968          $15.235
Unit value at end of period                                     $21.034          $19.968
Number of units outstanding at end of period                      4,428            1,991
Franklin Small Cap
Unit value at beginning of period                               $14.923          $12.899
Unit value at end of period                                     $14.558          $14.923
Number of units outstanding at end of period                      5,492            2,965
Franklin U.S. Government Securities
Unit value at beginning of period                                $17.805         $16.533
Unit value at end of period                                      $18.847         $17.805
Number of units outstanding at end of period                       3,040           1,359
Franklin Value Securities*
Unit value at beginning of period                                $10.000              NA
Unit value at end of period                                       $7.713              NA
Number of units outstanding at end of period                         367              NA
Franklin Zero Coupon 2000
Unit value at beginning of period                                $19.358         $18.345
Unit value at end of period                                      $20.502         $19.358
Number of units outstanding at end of period                        188               94
Franklin Zero Coupon 2005
Unit value at beginning of period                                $22.357         $20.375
Unit value at end of period                                      $24.786         $22.357
Number of units outstanding at end of period                         380             161
Franklin Zero Coupon 2010
Unit value at beginning of period                                $24.544         $21.371
Unit value at end of period                                      $27.674         $24.544
Number of units outstanding at end of period                         478             150
Templeton Developing Markets Equity
Unit value at beginning of period                               $10.305          $11.458
Unit value at end of period                                      $7.958          $10.305
Number of units outstanding at end of period                      3,425            2,663
Templeton Global Asset Allocation
Unit value at beginning of period                               $13.752          $12.495
Unit value at end of period                                     $13.543          $13.752
Number of units outstanding at end of period                      1,491            1,008
Templeton Global Growth
Unit value at beginning of period                               $15.124          $13.525
Unit value at end of period                                     $16.238          $15.124
Number of units outstanding at end of period                      8,864            5,525
Templeton Global Income Securities
Unit value at beginning of period                               $16.821          $16.661
Unit value at end of period                                     $17.746          $16.821
Number of units outstanding at end of period                        651              393
Templeton International Equity
Unit value at beginning of period                               $17.617          $16.010
Unit value at end of period                                     $18.322          $17.617
Number of units outstanding at end of period                      4,427            3,122
Number of units in thousands)

                                                                                   Period from
                                                  Period        Year or Period      Inception
                                                   Ended             Ended         (2/3/97) to
Sub-Accounts:                                  June 30, 1999     Dec. 31, 1998    Dec. 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies
Unit value at beginning of period                                $10.809         $11.138
Unit value at end of period                                       $9.342         $10.809
Number of units outstanding at end of period                         967             792
Templeton Pacific Growth
Unit value at beginning of period                                 $9.381         $14.866
Unit value at end of period                                       $8.028          $9.381
Number of units outstanding at end of period                         655             379

*The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations May 1, 1998.

There are no Accumulation Unit Values shown for the Franklin S&P 500 Index, AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, USAllianz Growth, USAllianz Intermediate Fixed Income and USAllianz Diversified Assets Sub-Accounts because they commenced operations as of the date of this prospectus and therefore had no assets as of June 30, 1999.





                                 PART B



                       STATEMENT OF ADDITIONAL INFORMATION
                              FRANKLIN VALUEMARK IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                October 25, 1999

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 342-3863. THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED OCTOBER 25, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents
Contents                                             Page
Insurance Company ...............................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     4
Annuity Provisions ..............................     9
Mortality and Expense Risk Guarantee ............    10
Financial Statements ............................    10

                                                                V4 SAI 10/99

Insurance Company
-------------------------------------------------------------------------------

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance. On April 1, 1993, the Insurance Company changed its name from North American Life and Casualty Company to its present name.

The Insurance Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
-------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
-------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
-------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
-------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The Contingent Deferred Sales Charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
-------------------------------------------------------------------------------

Total Return

From time to time, the Insurance Company may advertise the performance data for the variable options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Portfolio over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

            P(1+T)n = ERV

where:
P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return"). Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested. Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Yield


The Franklin Money Market Fund. The Insurance Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and Contract Maintenance Charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.


(Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on 12/31/98, the Franklin Money Market Sub-Account had a current yield of 3.29% and an effective yield of 3.35%. The yield information assumes that the Contract Sub-Account was invested in the Franklin Money Market Fund for the time period shown.

Other Portfolios. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Portfolios. Each Portfolio (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield. The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Charge and Contract Maintenance Charge) by the
accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


         Yield =  2  [((a-b) + 1)6 - 1]
-------------------------------------------
                       cd
where:
a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;


d = the maximum offering price per accumulation unit on the last day of the period.
The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Portfolio (other than the Franklin Money Market Fund).


Performance Ranking


Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).


From time to time, evaluation of performance by independent sources may also be used.

Performance Information


In  order  to  show  how  investment   performance  of  the  Portfolios  affects
accumulation unit values, the following performance information was developed.


The chart below shows accumulation unit performance which assumes that the accumulation units were invested in each of the Portfolios for the same periods. The performance figures in Column I represent performance figures for the accumulation units which reflects the deduction of the Mortality and Expense Risk Charge, Administrative Charge, and the operating expenses of the Portfolios. Column II represents performance figures for the accumulation units which reflects the Mortality and Expense Risk Charge, Administrative Charge, the Contract Maintenance Charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the Contingent Deferred Sales Charge is reflected). Past performance does not guarantee future results.


Franklin Valuemark IV
Total Return for the periods ended June 30, 1999
                                                          Column I                             Column II
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                 Separate
                                  Account
                                 Inception   One      Three    Five      Since     One      Three    Five     Since
Portfolio                          Date     Year      Years    Years   Inception  Year      Years    Years  Inception
---------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth           5/1/96    18.51%     NA        NA     17.95%    12.41%       NA        NA   16.39%
Franklin Global Health Care
 Securities                       5/1/98      NA       NA        NA      9.17%        NA       NA        NA   -0.09%
Franklin Global Utilities
 Securities                      1/24/89     9.54%   13.04%    10.25%   10.95%     3.44%   11.60%     9.69%   10.88%
Franklin Growth and Income       1/24/89     6.73%   14.75%    13.80%   10.09%     0.63%   13.36%    13.31%   10.01%
Franklin High Income             1/24/89    -0.57%    7.03%     6.86%    7.76%    -6.67%    5.43%     6.24%    7.68%
Franklin Income Securities       1/24/89     0.14%    8.19%     7.12%    9.61%    -5.96%    6.62%     6.50%    9.54%
Franklin Money Market+           1/24/89     3.66%    3.65%     3.49%    3.63%    -2.44%    1.94%     2.79%    3.56%
Franklin Mutual Discovery
 Securities                     11/08/96    -6.40%       NA        NA    5.45%   -12.50%       NA        NA    3.05%
Franklin Mutual Shares
 Securities                     11/08/96    -1.39%       NA        NA    8.08%    -7.49%       NA        NA    5.75%
Franklin Natural Resources
 Securities                      1/24/89   -26.48% -15.60%   -10.16%    -1.70%   -32.58%  -18.17%   -11.34%   -1.79%
Franklin Real Estate Securities  1/24/89   -18.05%    8.44%     8.40%    8.69%   -24.15%    6.89%     7.82%    8.62%
Franklin Rising Dividends        1/27/92     5.34%   19.09%    15.33%   11.32%    -0.76%   17.79%    14.86%   11.24%
Franklin Small Cap              11/01/95    -2.44%   12.79%        NA   12.59%    -8.54%   11.36%        NA   11.43%
Franklin U.S. Government
 Securities                      3/14/89      5.85%    5.18%     5.19%   6.68%    -0.25%    3.52%     4.53%    6.60%
Franklin Value Securities         5/1/98        NA       NA        NA  -32.19%        NA       NA        NA  -40.06%
Franklin Zero Coupon - 2000+     3/14/89     5.91%    4.09%     4.26%    7.60%    -0.19%    2.39%     3.58%    7.52%
Franklin Zero Coupon - 2005+     3/14/89    10.87%    6.04%     6.64%    9.70%     4.77%    4.40%     6.01%    9.63%
Franklin Zero Coupon - 2010+     3/14/89    12.75%    7.47%     8.90%   10.94%     6.65%    5.88%     8.32%   10.87%
Templeton Developing Markets
 Equit                           3/15/94   -22.77%   -5.95%        NA   -4.65%   -28.87%   -8.01%        NA   -5.62%
Templeton Global Asset Allocation 5/1/95    -1.52%    8.56%        NA    8.61%    -7.62%    7.01%        NA    7.58%
Templeton Global Growth          3/15/94     7.36%   12.78%        NA   10.63%     1.26%   11.34%        NA   10.05%
Templeton Global Income
 Securities                      1/24/89     5.50%    4.78%     4.00%    5.94%    -0.60%    3.11%     3.32%    5.86%
Templeton International Equity   1/27/92     4.00%   11.50%     8.47%    9.13%    -2.10%   10.03%     7.88%    9.05%
Templeton International
 Smaller Companies               5/01/96   -13.57%       NA        NA   -2.52%   -19.67%       NA        NA   -4.65%
Templeton Pacific Growth         1/27/92   -14.42%  -16.08%   -10.79%   -3.12%   -20.52%  -18.68%   -12.01%   -3.21%

The Franklin Global Health Care Securities and the Franklin Value Securities Sub-Accounts commenced operations on May 1, 1998.


The Franklin S&P 500,  USAllianz VIP Growth,  USAllianz VIP Diversified  Assets,  and the USAllianz VIP Intermediate  Fixed Income
Sub-Accounts commenced operations on October 25, 1999.

+Calculated with waiver of fees.


The chart below shows  hypothetical  accumulation  unit performance based on the historical  performance of the AIM V.I.  Growth Fund, the Alger American  Growth
Fund and the Alger  American  Leveraged  AllCap Fund.  The  Performance  figures assume that your Contract was invested in each of the Portfolios commencing from the inception date of the Portfolio. The performance figures in Column 1 reflect the deduction of the Mortality  and Expense Risk Charge,  Administrative  Charge
and the operating expenses of the Portfolios.  The performance figures in Column
II  reflect  the   deduction   of  the   Mortality   and  Expense  Risk  Charge,
Administrative  Charge, the Contract  Maintenance Charge, the operating expenses of the  Portfolios  and  assumes  that you make a  withdrawal  at the end of the period (and therefore the Contingent  Deferred Sales Charge is reflected).  Past performance does not guarantee future results.


Total Return for the periods ended June 30, 1999
                                                          Column I                             Column II
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                 Portfolio                             10 years/                            10 years/
                                 Inception   One      Three    Five      Since     One      Three    Five     Since
Portfolio                          Date     Year      Years    Years   Inception  Year      Years    Years  Inception
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
Alger American Growth
Alger American Leveraged AllCap


Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other
than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.
Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
-------------------------------------------------------------------------------

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).

Annuity Unit Value

On the Income Date, a fixed number of Annuity Units will be purchased as follows:
The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way: First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units." Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

Mortality and Expense Risk Guarantee
-------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality and expense experience.

Financial Statements
-------------------------------------------------------------------------------


The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 and the unaudited financial statements of the Separate Account as of and for the period ended June 30, 1999 are also included herein.





                                    PART C
                              OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The financial statements of the Company and the variable account will be filed by amendment.


      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2. Not  Applicable
      3. Principal  Underwriter's  Agreement(2)
      4. Individual  Variable  Annuity  Contract(1)
      4.a. Waiver of Contingent Deferred Sales Charge Endorsement(1) 4.b. Enhanced Death Benefit Endorsement(1)
      5. Application  for  Individual  Variable  Annuity  Contract(1)
      6. (i)    Copy  of  Articles  of  Incorporation of the Company(1)
         (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7. Not  Applicable
      8. Form  of  Fund  Participation  Agreement(1)(3)
      9. Opinion  and  Consent  of  Counsel(3)
     10. Independent  Auditors'  Consent(3)
     11. Not  Applicable
     12. Not  Applicable
     13. Calculation  of  Performance  Data(3)
     14. Company  Organizational  Chart(2)
     27. Not Applicable

(1) Incorporated by reference to Registrant's Form N-4 electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's form N-4 electronically filed on December 13, 1996.
(3)  To be filed by amendment.





Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:

Name and Principal            Positions and Offices
Business Address              with Depositor
----------------------------  ---------------------------------

Lowell C. Anderson            Chairman, President, Chief
1750 Hennepin Avenue          Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439


Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              Executive Vice President, Chief
1750 Hennepin Avenue          Financial Officer and Treasurer
Minneapolis, MN 55403

Robert S. James               President - Individual
1750 Hennepin Avenue          Division
Minneapolis, MN 55403

Ronald L. Wobbeking           President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt             Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC  20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Pre-Effective Amendment No. 1 (File No. 811-05618)

Item  27.        Number  of  Contract  Owners

As of July 30, 1999, there were 8,057 qualified Contract Owners and 19,413 non-qualified Contract Owners with Contracts in the separate account

Item  28.        Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters

    a.    NALAC  Financial  Plans, LLC  is  the  principal underwriter for the
Contracts.    It  also  is  the  principal  underwriter  for:

                          Allianz  Life  Variable  Account  A
                          Preferred  Life  Variable  Account  C

     b. The following are the officers(managers) and directors (Board of Governors) of NALAC Financial Plans, LLC:

                        Positions and Offices
Business Address        with Underwriter
----------------------  ----------------------

Christopher H.Pinkerton Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



Item  30.        Location  of  Accounts  and  Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 19th day of August, 1999.

                                         ALLIANZ  LIFE
                                         VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                         By:/s/  MICHAEL T. WESTERMEYER
                                            --------------------------------




                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:/s/  MICHAEL T. WESTERMEYER
                                             ------------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

                         Chairman of the Board,
Lowell C. Anderson*      President                     8-19-99
Lowell C. Anderson       and Chief Executive Officer

Herbert F. Hansmeyer*    Director                      8-19-99
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                      8-19-99
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                      8-19-99
Dr. Gerhard Rupprecht

Edward J. Bonach*        Chief Financial Officer       8-19-99
Edward J. Bonach

Rev. Dennis Dease*       Director                      8-19-99
Rev. Dennis Dease

James R. Campbell*       Director                      8-19-99
James R. Campbell

Robert M. Kimmitt*       Director                      8-19-99
Robert M. Kimmitt



                                         *By    Power  of  Attorney



                                          By:  /s/ MICHAEL T. WESTERMEYER
                                              --------------------------------
                                              Michael T. Westermeyer
                                              Attorney-in-Fact





                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 5

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                              INDEX TO EXHIBITS



EXHIBIT                                                                   PAGE


To be filed by amendment